UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Money Market Central Fund

June 30, 2017

CFM-QTLY-0817
1.818373.112

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 28.4%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.1%
Wells Fargo Bank NA
12/20/17 to 1/16/18	1.35 to 1.36 (b)%	$20,000,000	$20,000,868
London Branch, Eurodollar, Foreign Banks - 2.1%
Credit Suisse Group AG
8/7/17	1.30	5,000,000	4,993,607
Mitsubishi UFJ Trust & Banking Corp.
8/7/17	1.20	19,000,000	18,999,592
Mizuho Bank Ltd. London Branch
8/7/17	1.28	8,000,000	8,000,696
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/15/17	1.22	9,000,000	8,999,850
			40,993,745
New York Branch, Yankee Dollar, Foreign Banks - 25.2%
Bank of Montreal
7/10/17 to 11/1/17	1.15 to 1.69 (b)	80,000,000	80,031,853
Bank of Nova Scotia
7/12/17	1.61 (b)	12,000,000	12,001,740
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/25/17	1.15	25,000,000	24,999,138
Bayerische Landesbank
7/11/17	1.38	19,000,000	19,000,578
BNP Paribas New York Branch
9/18/17	1.25	20,000,000	20,000,666
Credit Agricole CIB
9/8/17	1.25	30,000,000	30,001,206
KBC Bank NV
7/5/17 to 9/1/17	1.07 to 1.24	61,000,000	61,009,170
Landesbank Hessen-Thuringen
7/5/17	1.07	8,000,000	7,999,861
Mitsubishi UFJ Trust & Banking Corp.
7/3/17 to 10/5/17	1.20 to 1.23 (b)	46,700,000	46,699,429
Mizuho Corporate Bank Ltd.
8/21/17	1.37 (b)	10,000,000	10,002,300
Royal Bank of Canada
10/24/17 to 3/28/18	1.37 to 1.68 (b)	37,000,000	37,016,648
Sumitomo Mitsui Banking Corp.
7/28/17 to 9/19/17	1.15 to 1.30	45,000,000	45,000,662
Svenska Handelsbanken AB
7/10/17	1.50 (b)	18,000,000	18,001,638
Toronto-Dominion Bank
7/7/17	1.17	4,000,000	4,000,024
Toronto-Dominion Bank New York Branch
7/10/17 to 11/1/17	1.49 to 1.55 (b)	48,000,000	48,036,159
UBS AG
9/6/17	1.20	20,000,000	19,996,560
			483,797,632
TOTAL CERTIFICATE OF DEPOSIT
(Cost $544,694,467)			544,792,245

Financial Company Commercial Paper - 29.6%
Bank of Nova Scotia
7/14/17 to 9/28/17	1.30 to 1.57 (b)	53,000,000	52,953,549
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/5/17 to 9/25/17	1.30 to 1.47	85,000,000	84,870,563
Bayerische Landesbank
7/3/17 to 7/10/17	1.24	76,760,000	76,745,226
BPCE SA
9/1/17 to 10/5/17	1.30 to 1.37	42,000,000	41,877,095
Caisse d'Amort de la Dette Sociale
10/3/17 to 10/4/17	1.33 to 1.34 (c)	29,000,000	28,902,259
Canadian Imperial Bank of Commerce
7/10/17 to 3/5/18	1.23 to 1.61 (b)	68,000,000	68,029,529
Credit Suisse AG
8/18/17 to 8/23/17	1.34 to 1.35 (b)	50,000,000	50,009,400
Federation des caisses Desjardin
7/5/17	1.15	13,000,000	12,999,169
J.P. Morgan Securities, LLC
7/14/17 to 10/2/17	1.15 to 1.36 (b)	64,000,000	63,941,407
Natexis Banques Populaires New York Branch
8/31/17	1.23	20,000,000	19,958,874
Ontario Teachers' Finance Trust
7/6/17	1.51 (b)	15,000,000	15,000,870
Societe Generale
8/31/17	1.30	44,000,000	43,908,841
Sumitomo Trust & Banking Co. Ltd.
8/7/17	1.17	8,000,000	7,989,690
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $567,090,962)			567,186,472

Asset Backed Commercial Paper - 8.0%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

8/11/17	1.18	2,000,000	1,997,065
8/11/17	1.18	2,000,000	1,997,065
8/24/17	1.21	8,000,000	7,984,514
8/25/17	1.21	4,000,000	3,992,116
9/18/17	1.25	10,000,000	9,971,333
9/19/17	1.25	9,000,000	8,973,858
9/19/17	1.30	10,000,000	9,970,953
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
7/5/17	1.17	3,000,000	2,999,505
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

7/13/17	1.17	10,000,000	9,995,674
7/6/17	1.19	2,000,000	1,999,604
9/19/17	1.30	15,000,000	14,956,767
9/19/17	1.32	8,000,000	7,976,942
9/20/17	1.32	4,000,000	3,988,320
9/20/17	1.32	6,000,000	5,982,479
9/7/17	1.24	10,000,000	9,975,678
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

7/10/17	1.15	5,000,000	4,998,342
9/11/17	1.27	4,000,000	3,989,674
9/14/17	1.27	2,000,000	1,994,612
9/25/17	1.30	7,000,000	6,978,229
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

7/5/17	1.19	3,000,000	2,999,505
7/5/17	1.19	1,300,000	1,299,786
9/28/17	1.32	9,000,000	8,971,290
9/6/17	1.24	13,000,000	12,968,864
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
7/14/17	1.25	7,000,000	6,997,326
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $153,965,119)			153,959,501

Non-Financial Company Commercial Paper - 3.0%
Dominion Resources, Inc.
7/5/17	1.37 to 1.38	8,000,000	7,998,431
Rogers Communications, Inc.
7/10/17	1.37	4,000,000	3,998,410
7/18/17	1.40	4,000,000	3,997,092
7/6/17	1.38	1,000,000	999,764
7/6/17	1.38	2,000,000	1,999,528
8/1/17	1.42	4,000,000	3,994,699
Sempra Global
7/5/17 to 8/14/17	1.30 to 1.55	11,800,000	11,784,650
South Carolina Public Service Authority Rev. (Liquidity Facility U.S. Bank NA, Cincinnati)

7/24/17	1.47	12,000,000	11,999,400
7/26/17	1.50	7,000,000	6,999,720
Virginia Electric & Power Co.
7/24/17	1.41	4,000,000	3,996,208
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $57,770,776)			57,767,902

Other Instrument - 2.1%
Master Notes - 2.1%
Toyota Motor Credit Corp.
7/7/17
(Cost $39,000,000)	1.54 (b)	39,000,000	39,000,000

Non-Negotiable Time Deposit - 7.1%
Time Deposits - 7.1%
BNP Paribas
7/3/17	1.18 to 1.19	71,000,000	71,000,339
Credit Agricole CIB
7/3/17 to 7/7/17	1.07 to 1.23	65,000,000	64,999,905
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $136,000,000)			136,000,244

Interfund Loans - 0.0%
Fidelity Telecommunications Portfolio Fund, at 1.37% due 7/1/17
(Cost $362,000)		362,000	362,000

U.S. Government Agency Repurchase Agreement - 7.1%
	Maturity Amount	Value
In a joint trading account at:
1.07% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	$4,023,360	$4,023,000
1.12% dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations) #	121,895,337	121,884,000
With Deutsche Bank Securities, Inc. at 1.16%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $9,180,926, 3.63%, 2/15/20)	9,000,870	9,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $134,907,000)		134,907,000

U.S. Treasury Repurchase Agreement - 0.3%
With:
Commerz Markets LLC at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $5,102,343, 1.75%, 1/31/23)	5,000,479	5,000,000
Deutsche Bank Securities, Inc. at 1.15%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,147, 2.13%, 12/31/21)	1,000,096	1,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $6,000,000)		6,000,000

Other Repurchase Agreement - 15.0%
Other Repurchase Agreement - 15.0%
With:
BNP Paribas at 1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $3,132,131, 0.88% - 8.63%, 3/15/18 - 9/21/47)	3,000,323	3,000,000
Citigroup Global Markets, Inc. at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $12,961,480)	12,001,360	12,000,000
2.04%, dated 5/22/17 due 8/21/17 (Collateralized by Mortgage Loan Obligations valued at $13,682,487, 4.40% - 5.04%, 3/17/49 - 5/10/58)	13,067,037	12,998,389
2.07%, dated 5/30/17 due 8/28/17 (Collateralized by Mortgage Loan Obligations valued at $5,260,264, 3.62%, 8/17/49)	5,025,875	4,999,524
Credit Suisse Securities (U.S.A.) LLC at 1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $4,320,521, 5.52% - 5.72%, 4/18/25 - 7/16/26)	4,001,058	3,999,981
HSBC Securities, Inc. at 1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $6,301,064, 1.45% - 3.58%, 8/10/18 - 5/22/28)	6,000,680	6,000,000
ING Financial Markets LLC at:
1.36%, dated 6/30/17 due 7/3/17 (Collateralized by Equity Securities valued at $4,320,491)	4,000,453	4,000,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $1,082,828, 7.75%, 7/1/26)	1,000,120	1,000,000
J.P. Morgan Securities, LLC at:
1.28%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $3,065,029, 3.50%, 2/1/47)	3,000,320	3,000,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by U.S. Government Obligations valued at $20,600,820, 2.75% - 4.00%, 4/20/38 - 4/20/46)	20,005,289	20,000,214
1.51%, dated 6/30/17 due 7/7/17 (Collateralized by Mortgage Loan Obligations valued at $8,640,613, 4.87%, 9/25/29)	8,010,738	8,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.41%, dated 6/28/17 due 7/5/17 (Collateralized by Equity Securities valued at $30,245,937)	28,007,677	28,000,070
1.43%, dated 6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $9,725,042)	9,005,363	9,000,000
2.27%, dated 6/20/17 due 9/18/17 (Collateralized by Corporate Obligations valued at $62,691,926, 1.00% - 4.00%, 10/15/18 - 6/1/35)	58,329,150	57,998,515
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.46%, dated:
6/29/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $2,152,789, 0.00% - 4.50%, 2/15/18 - 12/15/44)	2,001,136	2,000,000
6/30/17 due 7/7/17 (Collateralized by Corporate Obligations valued at $2,160,301, 0.63% - 6.25%, 7/31/18 - 9/1/26)	2,001,136	2,000,000
Mizuho Securities U.S.A., Inc. at:
1.34%, dated 6/30/17 due 7/3/17 (Collateralized by U.S. Government Obligations valued at $8,161,901, 0.98%, 1/14/19)	8,000,893	8,000,000
1.46%, dated:
6/20/17 due 7/5/17 (Collateralized by Equity Securities valued at $6,483,442)	6,003,650	6,000,000
6/21/17 due 7/6/17 (Collateralized by Equity Securities valued at $6,483,157)	6,003,650	6,000,000
6/22/17 due 7/7/17 (Collateralized by Equity Securities valued at $6,483,008)	6,003,650	6,000,000
6/28/17 due 7/7/17 (Collateralized by Equity Securities valued at $6,481,372)	6,003,407	6,000,000
1.51%, dated 6/22/17 due 7/7/17 (Collateralized by U.S. Government Obligations valued at $2,041,042, 2.90%, 2/15/29)	2,001,846	2,000,000
2.24%, dated 5/24/17 due 8/22/17 (Collateralized by U.S. Government Obligations valued at $4,090,447, 1.33% - 2.08%, 8/20/19 - 9/2/20)	4,022,400	3,999,192
Societe Generale at:
1.29%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $16,801,806, 0.00% - 7.13%, 9/12/17 - 04/15/65)	16,001,720	16,000,000
1.44%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $6,403,764, 2.10% - 10.88%, 12/19/18 - 11/15/95)	6,000,720	6,000,000
1.57%, dated 7/3/17 due 8/1/17(d)(e)(f)	8,010,118	7,999,722
Wells Fargo Securities, LLC at:
1.31%, dated 6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $8,160,891, 0.00% - 2.13%, 8/29/17 - 3/3/25)	8,000,873	8,000,000
1.36%, dated 6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $6,121,445, 0.00%, 8/29/17 - 8/30/17)	6,001,587	5,999,886
1.41%, dated:
6/29/17 due 7/6/17 (Collateralized by Corporate Obligations valued at $12,962,109, 5.00% - 10.13%, 3/1/19 - 1/15/23)	12,003,290	11,999,872
6/30/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $12,962,949, 1.63%, 2/15/25)	12,001,410	12,000,000
1.95%, dated 5/3/17 due 8/1/17 (Collateralized by Corporate Obligations valued at $4,334,450, 3.50% - 8.25%, 12/15/17 - 12/1/40)	4,019,500	3,999,921
TOTAL OTHER REPURCHASE AGREEMENTS
(Cost $288,000,000)		287,995,286
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $1,927,790,324)		1,927,970,650
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(10,934,825)
NET ASSETS - 100%		$1,917,035,825

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,902,259 or 1.5% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) The maturity amount is based on the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,023,000 due 7/03/17 at 1.07%
HSBC Securities (USA), Inc.	$3,370,313
Merrill Lynch, Pierce, Fenner & Smith, Inc.	289,774
Wells Fargo Securities LLC	362,913
$4,023,000
$121,884,000 due 7/03/17 at 1.12%
BNP Paribas, S.A.	7,895,673
BNY Mellon Capital Markets LLC	889,152
Bank of America NA	20,784,825
Bank of Nova Scotia	5,448,726
Citibank NA	11,203,320
Credit Agricole CIB New York Branch	3,556,609
ING Financial Markets LLC	825,133
J.P. Morgan Securities, Inc.	11,544,754
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,185,719
Mizuho Securities USA, Inc.	9,915,827
RBC Dominion Securities, Inc.	16,360,403
Wells Fargo Securities LLC	30,273,859
$121,884,000

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $1,927,790,324. Net unrealized appreciation aggregated $180,326 of which $213,454 related to appreciated investment securities and $33,128 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017